Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash	¥ 99,239	¥ 104,197	¥ 190,119
Goodwill acquired	488,856	495,276	443,818	¥ 430,679
Bargain Purchase Gain	0	4,966	955
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	187,787	23,300	74,001
Real Estate Segment
Business Acquisition [Line Items]
Goodwill acquired	16,168	16,359	16,359	16,470
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			16,223
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Goodwill acquired	11,576	66,501	66,028	64,729
Bargain Purchase Gain			955
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	163,775
Corporate Financial Services and Maintenance Leasing | Yayoi Corporation
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	163,016
ORIX USA
Business Acquisition [Line Items]
Goodwill acquired	141,000	128,318	129,246	113,801
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	15,815	4,261	26,424
Asia and Australia
Business Acquisition [Line Items]
Goodwill acquired	5,395	5,007	4,605	5,126
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	6,715	6,604
PE Investment and Concession
Business Acquisition [Line Items]
Goodwill acquired	99,938	122,464	89,455	88,855
Bargain Purchase Gain		601
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			18,127
ORIX Europe
Business Acquisition [Line Items]
Goodwill acquired	149,270	140,497	117,953	¥ 126,131
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			13,085
Environmental And Energy
Business Acquisition [Line Items]
Bargain Purchase Gain		4,365
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	1,447	11,516
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Goodwill acquired	49,393	59,186	46,522
Acquired intangible assets other than goodwill	39,977	30,595	20,437
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 187,787	¥ 23,300	¥ 74,001